Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Line Items]
SUBSEQUENT EVENTS
12.	SUBSEQUENT EVENTS
In preparing the unaudited condensed consolidated financial statements, the Company has evaluated subsequent events through August 15, 2022, which is the date the unaudited condensed consolidated financial statements were available for issuance.
Claims
See claims as described in Note 9,
Litigation
above.
The Merger
On the Closing Date, the stockholders of B. Riley 150 approved the Merger. As a result of the Merger, the securityholders of the Company became security holders of B. Riley 150, with B. Riley 150 renamed as “FaZe Holdings Inc.” (the “New Faze”). Additionally, B. Riley 150’s class B common stock was converted into B. Riley 150’s class A common stock and B. Riley 150’s class A common stock was reclassified as common stock, par value $0.0001 per share of New FaZe (the “New FaZe Common Stock”) on a one-to-one
basis upon the filing of the Amended and Restated Certificate of Incorporation with the Delaware Secretary of State upon completion of the Merger (the “Closing”).
At the effective time of the Merger (the “Effective Time”), a redemption of 15,883,395 shares of B. Riley 150 public shares occurred subsequent to B. Riley 150 stockholders exercising their right to redeem public shares for their pro rata share of the trust account.
At the Effective Time, 10,000,000 shares of New FaZe Common Stock at a purchase price of $10.00 per share were sold and issued for an aggregate purchase price of $100.0 million pursuant to the subscription agreements entered in connection with the PIPE investment, including purchases made by the Company PIPE investor, sponsor related PIPE investors, and third-party investors, and inclusive of shares issued to the sponsor pursuant to the backstop commitment under the sponsor support agreement, representing the portion of the PIPE investment not purchased by third-party investors.
At the Effective Time, pursuant to the Merger Agreement as amended by the second Merger Agreement amendment, all vested and unvested the Company’s options and unvested the Company’s restricted stock awards were converted into vested and unvested options and restricted stock awards for New FaZe Common Stock at the Closing. 525,782 shares of the Company’s options to the Company’s executives, 1,450,914 shares of the Company options, representing 75% of the unvested the Company’s options outstanding under the Company’s existing incentive plans that remain unvested as of the Effective Time were vested. In addition, 966,326 shares of the New FaZe restricted stock awards at the Closing and at 90 days after the Closing were vested, pursuant to existing contractual terms and amendments to certain restricted stock awards entered into prior to the Closing.
At the Effective Time, 1,047,623 shares of the Company’s warrants (including 292,790 shares of preferred stock warrants and 754,833 shares of common stock warrants) were exercised into the Company’s common stock and the Company’s preferred stock, respectively. 3,237,800 shares of the Company’s preferred stock were converted into shares of the Company’s common stock on a one-to-one
basis. $72.9 million of the Company’s convertible debt (including 2021 Cox Convertible Promissory Notes, 2021 Convertible Promissory Notes, 2020 Secured Convertible Note Purchase Agreements and Secured Convertible Promissory Notes, and 2020 Convertible Promissory Notes) were converted into the Company’s common stock, with $6.9 million accrued but unpaid interest converted into the Company’s common stock, and $2.6 million accrued but unpaid interest settled by cash, all prior to the Closing, with approximately $115.3 million of loss on debt extinguishment upon the conversion of certain debt under the Merger Agreement terms to be recognized and recorded in the third quarter of 2022. All 22,902,063 shares of issued and outstanding the Company’s common stock (including shares of the Company’s common stock issued pursuant to the exercise of common stock and preferred stock purchase warrants and the conversion of the Company’s convertible debts and the preferred stocks) were surrendered and exchanged into 50,995,637 shares of New FaZe Common Stock calculated using the Equity Value Exchange Ratio.
At the Effective Time, the sponsors agreed that 50% of the founder shares vest immediately and 50% of the founder shares are subject to vesting and forfeiture conditions upon reaching certain VWAP per share during the five-year period beginning 90 days after the Closing Date and ending on the fifth anniversary of the Closing Date. A number of New FaZe Common Stock equal to 6% of the sum of i) the total number of New FaZe Common Stock issued and outstanding as of immediately after the Closing and ii) the total number of shares of New FaZe Common Stock equal to the product of the total number of Net Vested Company Option Shares and the Equity Value Exchange Ratio were issued and will be subject to vesting and forfeiture conditions upon reaching certain VWAP per share during the period commencing 90 days after the Closing Date and ending five years after the Closing Date.
At the Effective Time, the Company paid $1.1 million outstanding PPP Loan and the accrued but unpaid interest. The Company also paid the $20.0 million term loan with B. Riley Lender. Both are described in Note 5,
Debt
above.
The Merger was accounted for as a reverse recapitalization, in accordance with GAAP. Under this method of accounting, B. Riley 150 was treated as the acquired company for financial reporting purposes. Accordingly, the business combination was treated as the equivalent of the Company issuing stock for the net assets of B. Riley 150, accompanied by a recapitalization. The net assets of B. Riley 150 were stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the business combination is those of the Company.
As a result of the Merger, the Company received net cash consideration of $57.8 million.
Registration Statement on Form
S-1
On July 29, 2022, New Faze filed a registration statement on Form
S-1
(the “Registration Statement”) for the registration and offering under the Securities Act of 1933, as amended, of (A) the issuance of 5,923,333 shares of New FaZe Common Stock, consisting of (i) shares of common stock issuable upon the exercise of the private placement warrants and (ii) shares of common stock issuable upon the exercise of the public warrants and (B) the resale of (i) up to 55,264,873 shares of the New FaZe Common Stock and (ii) up to 173,333 private placement warrants. Subject to the terms of the applicable agreements, the selling holders may offer, sell, or distribute all or a portion of their shares of New FaZe Common Stock or private placement warrants publicly or through private transactions at prevailing market prices or at negotiated prices.

15.    SUBSEQUENT EVENTS
In preparing the audited consolidated financial statements, the Company has evaluated subsequent events through March 14, 2022, which is the date the audited consolidated financial statements were available for issuance.
Claims
See claims as described in Note 11,
Litigation
above.

Agreement and Plan of Merger Amendment
In March 2022, the Company and B. Riley 150 entered into an amendment to the Merger Agreement. Pursuant to the amendment, among other things, as of the merger effective time, each FaZe vested stock option that is not exercised shall not automatically be converted into shares of Company’s common stock but instead will be converted into vested stock options exercisable into B. Riley 150 common stock as of merger effective time. Each vested stock option shall be treated as an issued and outstanding share of the Company’s common stock for all purposes of the Merger Agreement, calculated on a cashless basis. As a result, the calculation of the Exchange Ratio as defined in the Merger Agreement is not impacted.
Financing
In March 2022, the Company entered into an agreement for a term loan (“B. Riley Term Loan”) with B. Riley Principal Commercial Capital, LLC, an affiliate of B. Riley 150, allowing the Company to borrow an aggregate principal amount of up to $20 million maturing on the closing date of the Merger Agreement. The interest rate is 7.00% per annum. In the event that the Merger Agreement is terminated, on the date of the termination, in exchange for the B. Riley Term Loan, the Company will issue to the lender a secured convertible promissory note on substantially the same terms as the existing senior secured convertible promissory notes of the Company, in an aggregate principal amount equal to the outstanding principal balance (including capitalized interest) and the unpaid accrued interest of the B. Riley Term Loan on such date. The Company waived the minimum cash condition for closing in the proposed merger with B. Riley 150. The Company drew $10 million upon closing of the B. Riley Term Loan.
The Company has evaluated subsequent events through April 27, 2022.
Financing
The Company drew the final $10 million of the B. Riley Term Loan in April 2022.

B. Riley Principal 150 Merger Corp.[Member]
Subsequent Events [Line Items]
SUBSEQUENT EVENTS
NOTE 9 — SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date and through the date that the financial statements were issued. Other than the completion of the Business Combination, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
As a result of and upon the Closing, among other things, the Company issued to stockholders of Legacy FaZe 50,995,637 shares of common stock, par value $0.0001 per share, of New FaZe (“New FaZe Common Stock”) at a deemed per share price of $10.00 (the “Aggregate Equity Value Consideration”), plus 5,312,098 shares of New FaZe Common Stock as earnout consideration (which earnout consideration is subject to forfeiture following the Closing if certain price-based vesting conditions are not met during the five years following the Closing) (the “Aggregate Earnout Consideration”).
Immediately prior to the effective time of the Merger (the “Effective Time”), each common stock purchase warrant of Legacy FaZe was exercised in full in accordance with its terms and each preferred stock purchase warrant of Legacy FaZe was exercised in full in accordance with its terms. The outstanding principal and accrued interest upon certain convertible promissory notes of Legacy FaZe (the “FaZe Notes”) was converted prior to the Effective Time into shares of common stock of Legacy FaZe, par value $0.00001 per share (“FaZe common stock”). Each share of Legacy FaZe’s preferred stock that was issued and outstanding as of such time (including the preferred stock issued upon the exercise of preferred stock purchase warrants) automatically converted into FaZe common stock, and the outstanding accrued interest (beginning on February 1, 2022 and ending on the date of Closing (the “Closing Date”)) with respect to the convertible promissory notes issued pursuant to that certain Secured Convertible Note Purchase Agreement, dated as of December 15, 2020, as amended, by and among Legacy FaZe, CPH Phase II SPV LP, and CPH Phase III SPV LP, was paid in full in connection with the Closing.
At the Effective Time, each share of FaZe common stock that was issued and outstanding as of immediately prior to the Effective Time (including the FaZe common stock issued upon the exercise of common stock purchase warrants, preferred stock purchase warrants, and the conversion of the FaZe Notes and Legacy FaZe’s preferred stock) was cancelled and converted into the right to receive a portion of the Aggregate Equity Value Consideration equal to the Equity Value Exchange Ratio and a portion of the Aggregate Earnout Consideration equal to the Earnout Exchange Ratio (the “Per Share Merger Consideration”). The “Equity Value Exchange Ratio” is the quotient obtained by dividing 65,000,000 by the fully diluted number of shares of FaZe common stock outstanding immediately prior to the Effective Time (excluding certain shares, as determined in accordance with the Merger Agreement). The “Earnout Exchange Ratio” is the quotient obtained by dividing the Aggregate Earnout Consideration by the fully diluted number of shares of FaZe common stock outstanding immediately prior to the Effective Time (as determined in accordance with the Merger Agreement).
At the Effective Time, each restricted stock award outstanding under Legacy FaZe’s existing incentive plans that was outstanding immediately prior to the Effective Time, was converted into a number of shares of New FaZe Common Stock having the same terms and conditions as were applicable to such restricted stock award immediately prior to the Effective Time (each, a “New FaZe Restricted Stock Award”), except that each New FaZe Restricted Stock Award relates to a number of shares of New FaZe Common Stock equal to the Per Share Merger Consideration. Prior to the completion of the Business Combination, FaZe and the holders of outstanding restricted stock awards agreed to amend the vesting schedule of such restricted stock awards to provide that the vesting of 75% of the outstanding FaZe restricted stock awards would accelerate 90 days after the Closing rather than on the Closing Date.
At the Effective Time, each stock option outstanding under Legacy FaZe’s existing incentive plans that was outstanding and unexercised immediately prior to the Effective Time was converted into an option relating to
New FaZe Common Stock on the same terms and conditions as were applicable to such stock option immediately prior to the Effective Time (each, a “New FaZe Stock Option”), except that (i) such New FaZe Stock Options relate to such number of shares of New FaZe Common Stock (rounded down to the nearest whole share) as is equal to (x) the number of shares of FaZe common stock subject to such stock option immediately prior to the Effective Time multiplied by (y) the Equity Value Exchange Ratio, and (ii) the exercise price per share of such New FaZe Stock Option is equal to the quotient of (x) the exercise price per share of such stock option in effect immediately prior to the Effective Time divided by (y) the Equity Value Exchange Ratio (the exercise price per share, as so determined, being rounded up to the nearest full cent). Immediately prior to the Effective Time, seventy-five percent (75%) of each discrete individual grant of options outstanding under Legacy FaZe’s existing incentive plans that remained unvested as of the Effective Time automatically and without any required action on the part of the holder thereof, became vested as of the Effective Time. Holders of Legacy FaZe options that were vested as of the Effective Time (after giving effect to the Effective Time) are entitled to receive a number of earn-out
shares equal to the number of Net Vested Company Option Shares (as defined in the Merger Agreement) underlying such vested options multiplied by the
Earn-Out
Exchange Ratio.
In addition, immediately prior to the Effective Time, New FaZe issued an aggregate of 10 million shares of New FaZe Common Stock at a price of $10.00 per share to certain investors (the “PIPE Investors”) for aggregate proceeds of $100 million to the Company (the “PIPE Investment”). At the Closing, out of $118 million previously committed by subscribers pursuant to a series of Subscription Agreements with BRPM dated as of October 24, 2021 (the “Subscription Agreements”), subscribers that committed an aggregate of approximately $71.4 million defaulted on their commitment to purchase shares of Class A common stock. As a result, pursuant to that certain Sponsor Support Agreement, dated as of October 24, 2021 (“Sponsor Support Agreement”), by and among BRPM, the Sponsor, and Legacy FaZe, in which the Sponsor committed to purchase, or cause an affiliate or designee to purchase, that portion of the PIPE Investment not purchased by third-party subscribers to cause the actual PIPE Investment received by BRPM to equal $100 million (including the $20 million PIPE Investment made by an affiliate of the Sponsor), B. Riley Principal Investments, LLC invested approximately $53.4 million in the PIPE Investment.
On July 15, 2022, at a special meeting of stockholders (“Special Meeting”), BRPM’s stockholders voted to approve the Business Combination. Prior to the Special Meeting, a total of 15,883,395 shares of Class A common stock were presented for redemption for cash at a price of $10.00 per share.

NOTE 10 — SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date and through March 7, 2022, the date that the financial statements were issued. The Company did not identify any subsequent events other than what was disclosed above that would have required adjustment or disclosure in the financial statements.